Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024 ft³ MMBoe Bcf MMBbls	Dec. 31, 2023 MMBoe Bcf MMBbls	Dec. 31, 2022 MMBoe Bcf MMBbls
Disclosure of information about consolidated structured entities [Line Items]
Estimated crude oil production	13	12	12
Estimated natural gas liquids production	2	2	2
Estimated natural gas production | Bcf	55	54	57
Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved crude oil reserves	71	72	82
Estimated proved natural gas liquids reserves	9	10	11
Estimated proved natural gas reserves | Bcf	309	292	335
Estimated barrel of oil equivalent production | MMBoe	25	24	24
Estimated Proved oil equivalent reserves | MMBoe	135	134	153
Estimated proved natural gas reserves consumed as fuel | Bcf	255	282	299
Oil equivalent [Member]
Disclosure of information about consolidated structured entities [Line Items]
Natural gas converted to barrel of oil equivalent | ft³	5,615